Goodwill and Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill consists of the following:

	June 30, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Impairment	Net Carrying Value	Gross Carrying Amount	Accumulated Impairment	Net Carrying Value
	(in millions)
Automotive	$1,331	$(226)	$1,105	$1,323	$(226)	$1,097
Energy	894	—	894	—	—	—
Railcar	7	—	7	7	—	7
Food Packaging	3	—	3	3	—	3
Metals	14	—	14	20	—	20
	$2,249	$(226)	$2,023	$1,353	$(226)	$1,127

Goodwill consists of the following:

	December 31, 2011
	Automotive	Railcar	Food Packaging	Metals	Consolidated
	(in millions)
Gross carrying amount, January 1	$1,343	$7	$3	$2	$1,355
Acquisitions	—	—	—	19	19
Adjustment to step-up value	(19)	—	—	(1)	(20)
Foreign exchange	(1)	—	—	—	(1)
Gross carrying amount, December 31	1,323	7	3	20	1,353

Accumulated impairment, January 1	(226)	—	—	—	(226)
Impairment	—	—	—	—	—
Accumulated impairment, December 31	(226)	—	—	—	(226)

Net carrying value, December 31	$1,097	$7	$3	$20	$1,127

	December 31, 2010
	Automotive	Railcar	Food Packaging	Metals	Consolidated
	(in millions)
Gross carrying amount, January 1	$1,292	$7	$3	$—	$1,302
Acquisitions	16	—	—	2	18
Adjustment to step-up value	35	—	—	—	35
Gross carrying amount, December 31	1,343	7	3	2	1,355

Accumulated impairment, January 1	(219)	—	—	—	(219)
Revised 2008 goodwill impairment	(7)	—	—	—	(7)
Accumulated impairment, December 31	(226)	—	—	—	(226)

Net carrying value, December 31	$1,117	$7	$3	$2	$1,129

Schedule of Definite-Lived and Infinite-Lived Intangible Assets
Intangible assets, net consists of the following:

		June 30, 2012			December 31, 2011
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
	(in years)	(in millions)
Definite-lived intangible assets:
Automotive	1 - 22	$656	$(246)	$410	$656	$(222)	$434
Energy	20 - 25	358	(3)	355	—	—	—
Gaming	3 - 42	17	(2)	15	25	(2)	23
Food Packaging	6 - 12	23	(15)	8	23	(14)	9
Metals	5 - 15	20	(8)	12	15	(7)	8
Real Estate	12 - 12.5	121	(38)	83	121	(34)	87
		$1,195	$(312)	883	$840	$(279)	561
Indefinite-lived intangible assets:
Automotive				264			277
Gaming				54			54
Food Packaging				2			2
Metals				2			2
Home Fashion				3			3
				325			338
Intangible assets, net				$1,208			$899

Intangible assets, net consists of the following:

		December 31, 2011			December 31, 2010
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
	(in years)	(in millions)
Definite-lived intangible assets:
Automotive	1 - 22	$656	$(222)	$434	$658	$(174)	$484
Gaming	3 - 42	25	(2)	23	25	—	25
Food Packaging	6 - 12	23	(14)	9	23	(11)	12
Metals	5 - 15	15	(7)	8	11	(5)	6
Real Estate	12 - 12.5	121	(34)	87	121	(24)	97
		$840	$(279)	561	$838	$(214)	624
Indefinite-lived intangible assets:
Automotive				277			314
Gaming				54			54
Food Packaging				2			2
Metals				2			—
Home Fashion				3			5
				338			375
Intangible assets, net				$899			$999

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The estimated future amortization expense for our definite-lived intangible assets is as follows:

Year	Amount
(in millions)
2012	$64
2013	60
2014	59
2015	59
2016	56
Thereafter	264
$562